PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:
Computers and peripheral equipment	$6,448	$6,449
Office furniture and equipment	3,081	2,407
Leasehold improvements	12,586	7,078
Capitalized software	12,473	12,473

Total cost	34,588	28,407
Less: accumulated depreciation and amortization	(25,672)	(25,228)
Property and equipment, net	$8,916	$3,179

Depreciation expenses related to the Company’s property and equipment totaled to $2,070, $1,644 and $1,954, for the years ended December 31, 2024, 2023 and 2022, respectively.